Incentive and Share-Based Compensation, Qualified Performance Awards (Details) (Qualified Performance Awards [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Qualified Performance Awards [Member]
Share-based compensation disclosures [Line Items]
Compensation expense	$ 3